Acquisition of the Assets and Liabilities of Allarity Therapeutics, A/S	12 Months Ended
Dec. 31, 2021
Asset Acquisition [Abstract]
Acquisition of the Assets and Liabilities of Allarity Therapeutics, A/S

4. Acquisition of the Assets and Liabilities of Allarity Therapeutics, A/S

As discussed in Note 1, on December 20, 2021 (the “Closing Date”), Allarity Therapeutics, Inc., closed the acquisition of Allarity Therapeutics A/S’ assets and business for the aggregate purchase price of 8,075,824 shares of the Company’s common stock plus the assumption of specified liabilities (the “Reorganization”).

Pursuant to the Plan of Reorganization and Asset Purchase Agreement (the “Reorganization Agreement”), the aggregate consideration paid to stockholders of Allarity Therapeutics A/S at the Closing Date consisted of 8,075,824 shares of Allarity Therapeutics, Inc. common stock, par value $0.0001 per share (“Common Stock”). At the effective time of the reorganization and subject to the terms and conditions of the Reorganization Agreement, each share of Allarity Therapeutics A/S common stock, par value SEK $0.05 per share that was convertible into a share of Allarity Therapeutics A/S at a one-to-one ratio pursuant to the Allarity Therapeutics A/S certificate of incorporation, was converted into common stock equal to the exchange ratio. In each case, these share amounts were rounded down to the nearest whole number on a holder-by-holder basis and any fractional interest will be settled in cash. The “exchange ratio” means the quotient of the number of Allarity A/S ordinary shares outstanding in Allarity A/S divided by fifty (50) or 0.02 shares of Delaware Common Stock for each Allarity A/S ordinary share issued and outstanding (as defined in the Reorganization Agreement), as of immediately prior to the effective time.

At the effective time, each warrant (option) conferring the right to subscribe for Allarity A/S ordinary shares held by the officers, directors, employees and consultants (each, a “Compensatory Warrant”) that is outstanding immediately prior to the effective time, whether vested or unvested, was assumed by Allarity Delaware and converted into an option (each, a “Converted Option”) to purchase a number of shares of Common Stock equal to the product (rounded to the nearest whole number) of (a) the number of ordinary shares of Allarity A/S subject to such Compensatory Warrant immediately prior to the effective time multiplied by (b) the exchange ratio of 50 to 1, at an exercise price per share (rounded up to the nearest whole cent) equal to (i) the exercise price per share of such Compensatory Warrant immediately prior to the effective time divided by (ii) the exchange ratio and then converted into U.S. dollars.

As part of the reorganization, the Company is responsible for the liquidation expenses of Allarity Therapeutics, A/S, which is estimated to be approximately $200.